Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 125.2		$ 292.8		$ 285.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	161.6		172.3		175.1
Impairment charges	382.6	[1]	0	[1]	0	[1]
Loss on Disposal of Discontinued Operations	13.9		0		0
Losses related to extinguishments of debt	4.8		218.6		4.7
Deferred income taxes	(4.8)		(6.1)		14.9
Non-cash restructuring costs	7.0		6.3		32.4
Stock-based compensation expense	43.0		36.5		35.1
Other, net	11.7		21.9		16.4
Changes in operating assets and liabilities, excluding the effects of acquisitions and divestitures:
Accounts receivable	(17.6)		(103.6)		98.0
Inventories	(21.5)		(14.5)		243.1
Accounts payable	3.3		39.1		(103.6)
Accrued liabilities and other	(147.9)		(80.7)		(198.8)
NET CASH PROVIDED BY OPERATING ACTIVITIES	561.3		582.6		602.8
INVESTING ACTIVITIES:
Acquisitions and acquisition-related activity	(20.0)		(1.5)		(13.7)
Capital expenditures	(222.9)		(164.7)		(153.3)
Proceeds from sales of businesses and other noncurrent assets	44.3		16.8		17.6
Other	(7.8)		(4.0)		0
NET CASH USED IN INVESTING ACTIVITIES	(206.4)		(153.4)		(149.4)
FINANCING ACTIVITIES:
Short-term borrowings, net	(34.4)		133.6		192.5
Proceeds from issuance of debt, net of debt issuance costs	3.3		547.3		634.8
Proceeds from Issuance of Warrants	0		0		32.7
Purchase of call options	0		0		(69.0)
Payments for settlement of warrants	0		(298.4)		0
Proceeds from settlement of call options	0		369.5		0
Repurchase of shares of common stock	(46.1)		(500.1)		0
Payments on and for the settlement of notes payable and debt	(151.0)		(710.8)		(1,113.0)
Cash consideration paid for exchange of convertible notes	(3.1)	[2]	(53.0)	[2]	0	[2]
Cash dividends	(84.9)		(55.4)		(71.4)
Purchases of noncontrolling interests in consolidated subsidiaries	0		0		(29.2)
Other, net	(8.4)		(4.6)		(4.4)
NET CASH USED IN FINANCING ACTIVITIES	(324.6)		(571.9)		(427.0)
Currency rate effect on cash and cash equivalents	0.3		4.0		(23.5)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	30.6		(138.7)		2.9
Cash and cash equivalents at beginning of year	139.6		278.3		275.4
CASH AND CASH EQUIVALENTS AT END OF YEAR	170.2		139.6		278.3
Supplemental Cash Flow Information [Abstract]
Income taxes, net of refunds	36.6		80.0		111.7
Interest	$ 89.1		$ 109.4		$ 120.6

[1]	Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.
[2]	Consideration provided in connection with the convertible note exchanges in March 2011 and September 2010 consisted of cash as well as issuance of shares of the Company’s common stock, which issuance is not included in the Consolidated Statements of Cash Flows for 2011 and 2010. See Footnote 9 of the Notes to Consolidated Financial Statements for further information.